Equity Method Investment, Net (Details) - Schedule of Equity Method Investment, Net - Ningbo Meishan Investment Limited Partnership [Member] ¥ in Thousands	6 Months Ended
Jun. 30, 2024 CNY (¥)
Schedule of Equity Method Investment, Net [Line Items]
Balance	¥ 206,086
Share of results	442
Return of capital	(45,553)
Impairment losses	(15,279)
Balance	¥ 145,696